Cover	Aug. 18, 2021
Cover [Abstract]
Entity Registrant Name	UNITED BANCORP INC /OH/
Entity Central Index Key	0000731653
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 18, 2021
Entity Incorporation State Country Code	OH
Entity File Number	0-16540
Entity Tax Identification Number	34-1405357
Entity Address Address Line 1	201 South 4th Street
Entity Address City Or Town	Martins Ferry
Entity Address State Or Province	OH
Entity Address Postal Zip Code	43935-0010
City Area Code	740
Local Phone Number	633-0445
Security 12b Title	Common Stock, Par Value $1.00
Trading Symbol	UBCP
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false